CONSOLIDATED STATEMENTS OF PROFIT OR LOSS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares
CONTINUING OPERATIONS
Revenue | ¥			¥ 12,969
Cost of sales | ¥			(12,752)
GROSS PROFIT | ¥			217
Selling and distribution expenses | ¥			(2)
Administrative expenses | ¥			(5,814)	(6,207)	(6,204)
OPERATING LOSS | ¥			(5,599)	(6,207)	(6,204)
Finance costs | ¥	[1]		(62)	5	(14)
Interest income | ¥			16	26	39
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | ¥			(5,645)	(6,176)	(6,179)
INCOME TAX EXPENSE | ¥
LOSS FOR THE YEAR FROM CONTINUING OPERATIONS | ¥			(5,645)	(6,176)	(6,179)
DISCONTINUED OPERATIONS
Loss for the year from discontinued operations, net of tax | ¥					(23,817)
LOSS FOR THE YEAR | ¥			(5,645)	(6,176)	(29,996)
ATTRIBUTABLE TO: Owners of the Company
From continuing operations | ¥			(5,645)	(6,176)	(6,179)
From discontinued operations | ¥					(23,817)
ATTRIBUTABLE TO: Owners of the Company | ¥			(5,645)	(6,176)	(29,996)
Non-controlling interests
From continuing operations | ¥
From discontinued operations | ¥
Non-controlling interests | ¥
LOSS FOR THE YEAR | ¥			¥ (5,645)	¥ (6,176)	¥ (29,996)
LOSS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY: Basic and diluted
- For loss from continuing operations | ¥ / shares			¥ (0.23)	¥ (0.25)	¥ (0.25)
- For loss from discontinued operations | ¥ / shares					(0.95)
- Net loss per share | ¥ / shares			¥ (0.23)	¥ (0.25)	¥ (1.20)
USD [Member]
CONTINUING OPERATIONS
Revenue | $		$ 1,863
Cost of sales | $		(1,831)
GROSS PROFIT | $		32
Selling and distribution expenses | $
Administrative expenses | $		(835)
OPERATING LOSS | $		(803)
Finance costs | $	[1]	(9)
Interest income | $		2
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | $		(810)
INCOME TAX EXPENSE | $
LOSS FOR THE YEAR FROM CONTINUING OPERATIONS | $		(810)
DISCONTINUED OPERATIONS
Loss for the year from discontinued operations, net of tax | $
LOSS FOR THE YEAR | $		(810)
ATTRIBUTABLE TO: Owners of the Company
From continuing operations | $		(810)
From discontinued operations | $
ATTRIBUTABLE TO: Owners of the Company | $		(810)
Non-controlling interests
From continuing operations | $
From discontinued operations | $
Non-controlling interests | $
LOSS FOR THE YEAR | $		$ (810)
LOSS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY: Basic and diluted
- For loss from continuing operations | $ / shares		$ (0.03)
- For loss from discontinued operations | $ / shares
- Net loss per share | $ / shares		$ (0.03)

[1]	Finance costs from continuing operations mainly represented bank charges, foreign currency exchange differences and interest on lease liabilities. The amounts of bank charges were CNY1.00, CNY6.00 and CNY2.00 (US$0.29), the foreign currency exchange differences amounted to CNY13.00, negative CNY11.00 and nil, and interest on lease liabilities amounted to nil, nil and CNY60.00 (US$8.62) for the years ended December 31, 2017, 2018 and 2019, respectively.